Cost and Estimated Earnings on Uncompleted Contracts	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Southland Holdings Llc [Member]
Cost and Estimated Earnings on Uncompleted Contracts

8.	Cost and Estimated Earnings on Uncompleted Contracts

Contract assets as of December 31, 2021, and December 31, 2020, consisted of the following:

(Amounts in thousands)	December 31, 2021	December 31, 2020
Costs in excess of billings	$356,495	$344,371
Costs to fulfill contracts, net	18,128	27,989
Contract assets	$374,624	$372,359

Costs and estimated earnings on uncompleted contracts were as follows as of December 31, 2021, and December 31, 2020:

	As of
(Amounts in thousands)	December 31, 2021	December 31, 2020
Costs incurred on uncompleted contracts	$7,887,047	$6,967,326
Estimated earnings	847,786	679,663
Costs incurred and estimated earnings	8,734,833	7,646,989
Less: billings to date	(8,489,624)	(7,587,370)
Costs to fulfill contracts, net	18,129	27,988
Net contract position	$263,338	$87,607

Our net contract position is included on the consolidated balance sheets under the following captions:

	As of
(Amounts in thousands)	December 31, 2021	December 31, 2020
Contract assets	$374,624	$372,359
Contract liabilities	(111,286)	(284,752)
Net contract position	$263,338	$87,607

As of December 31, 2021, December 31, 2020, and December 31, 2019, we have recorded $210.2 million, $189.5 million, and $39.7 million, respectively, related to claims. The classification of these amounts are represented on the consolidated balance sheets as of the years ended December 31, 2021, December 31, 2020, and December 31, 2019, as follows:

	As of
(Amounts in thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Costs in excess of billings	$105,102	$78,161	$39,749
Investments (equity method)	105,124	111,348	—
Claims asset total	$210,226	$189,509	$39,749

Southland Holding Llc [Member]
Cost and Estimated Earnings on Uncompleted Contracts

8.	Cost and Estimated Earnings on Uncompleted Contracts

Contract assets as of June 30, 2022, and December 31, 2021, consisted of the following:

	As of
(Amounts in thousands)	June 30, 2022	December 31, 2021
Costs in excess of billings	$365,575	$356,495
Costs to fulfill contracts, net	15,088	18,129
Contract assets	$380,663	$374,624

Costs and estimated earnings on uncompleted contracts were as follows as of June 30, 2022, and December 31, 2021:

	As of
(Amounts in thousands)	June 30, 2022	December 31, 2021
Costs incurred on uncompleted contracts	$8,066,830	$7,887,047
Estimated earnings	894,802	847,786
Costs incurred and estimated earnings	8,961,632	8,734,833
Less: billings to date	(8,693,604)	(8,489,624)
Costs to fulfill contracts, net	15,088	18,129
Net contract position	$283,116	$263,338

Our net contract position is included on the condensed consolidated balance sheets under the following captions:

	As of
(Amounts in thousands)	June 30, 2022	December 31, 2021
Contract assets	$380,663	$374,624
Contract liabilities	(97,547)	(111,286)
Net contract position	$283,116	$263,338

As of June 30, 2022, and December 31, 2021, we have recorded $215.6 million and $210.2 million, respectively, related to claims. The classification of these amounts are represented on the consolidated balance sheets as of the June 30, 2022, and December 31, 2021, as follows:

(Amounts in thousands)	June 30, 2022	December 31, 2021
Costs in excess of billings	$110,056	$105,102
Investments	105,529	105,124
Claims asset total	$215,585	$210,226